Revenues (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Segment Revenues [Abstract]
Total consolidated revenue		$ 1,683,056	$ 1,351,713	$ 1,203,281
Maritime [Member] | Parcel Tankers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		351,539	294,641	340,767
Maritime [Member] | Maritime Administration Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	[1]	16,343	42,416	131,136
Maritime [Member] | Shipping Agencies [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		31,379	10,360	27,530
Maritime [Member] | Bulk Carrier [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	[2]	304,269	174,643	85,085
Maritime [Member] | Offshore Vessels [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		527,571	317,170	93,373
Maritime Infrastructure [Member] | Shipyard [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		118,441	139,226	100,864
Logistics, Ports and Terminals [Member] | Port Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		5,659	14,967	41,659
Logistics, Ports and Terminals [Member] | Repair of Containers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		110,966	158,511	196,584
Logistics, Ports and Terminals [Member] | Intermodal Terminal [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		38,910	44,292	41,794
Logistics, Ports and Terminals [Member] | Automotive Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		5,442	5,990	5,447
Warehousing and Other Businesses [Member] | Warehousing [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		$ 172,537	$ 153,497	$ 139,042

[1]	As discussed in note 4, the contract that Grupo TMM had as maritime administrator with TMM Division Maritima was terminated in August, 2022.
[2]	The merchandise transportation operation contract terminated in December 2022.